Summary of Activity of Share Options in Two Thousand Nineteen Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options (common share equivalents)
Beginning Balance	992,795	1,529,026	1,807,665
Options exercised during the period	(236,878)	(477,103)	(113,960)
Options expired during the period	(6,220)	(40,000)	(130,711)
Options forfeited during the period		(19,128)	(33,968)
Ending Balance	749,697	992,795	1,529,026
Options exercisable at period end	695,515
Options vested and expected to vest at period end	747,952
Weighted average exercise price
Beginning Balance	$ 20.02	$ 19.90	$ 19.76
Options exercised during the period	23.16	18.95	11.36
Options expired during the period	34.81	32.70	26.14
Options forfeited during the period		10.74	12.40
Ending Balance	18.91	$ 20.02	$ 19.90
Options exercisable at period end	19.67
Options vested and expected to vest at period end	$ 18.93